UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05624

Morgan Stanley Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	8/31

Date of reporting period:	5/31/10

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

2010 Third Quarter Report

May 31, 2010 (unaudited)

Portfolio of Investments

Advantage Portfolio

	Shares	Value (000)
Common Stocks (100.6%)
Alternative Energy (3.6%)
Better Place (a)(b)(c)	10,818	$32
Ultra Petroleum Corp. (a)	3,554	164
		196
Asset Management & Custodian (2.0%)
Franklin Resources, Inc.	1,088	107
Beverage: Brewers & Distillers (2.2%)
Diageo PLC ADR	1,982	121
Beverage: Soft Drinks (5.4%)
Coca-Cola Co. (The)	2,395	123
Dr. Pepper Snapple Group, Inc.	4,435	168
		291
Biotechnology (2.0%)
Millipore Corp. (a)	1,008	107
Cement (2.8%)
Cemex S.A.B. de C.V. ADR (a)	4,738	51
Martin Marietta Materials, Inc.	1,104	103
		154
Commercial Finance & Mortgage Companies (1.5%)
BM&F Bovespa SA	11,927	80
Commercial Services (6.5%)
Cintas Corp.	2,978	78
eBay, Inc. (a)	7,517	161
Leucadia National Corp. (a)	5,210	114
		353
Communications Technology (3.6%)
Cisco Systems, Inc. (a)	8,319	193
Computer Services Software & Systems (3.1%)
Google, Inc., Class A (a)	344	167
Computer Technology (7.1%)
Apple, Inc. (a)	1,495	384
Consumer Lending (13.4%)
American Express Co.	5,052	201
Berkshire Hathaway, Inc., Class B (a)	3,000	212
Mastercard, Inc., Class A	1,153	233
Redecard SA	5,286	78
		724
Diversified Materials & Processing (2.8%)
Schindler Holding AG	1,926	150

2010 Third Quarter Report

May 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Advantage Portfolio

	Shares	Value (000)
Diversified Retail (6.2%)
Amazon.com, Inc. (a)	1,843	$231
Costco Wholesale Corp.	1,785	104
		335
Foods (4.5%)
Nestle S.A. ADR	3,052	138
Tesco PLC	17,947	106
		244
Health Care: Miscellaneous (2.9%)
Alcon, Inc.	1,127	158
Insurance: Multi-Line (2.3%)
Loews Corp.	3,875	126
Paints & Coatings (1.8%)
Sherwin-Williams Co. (The)	1,250	96
Personal Care (2.1%)
Procter & Gamble Co. (The)	1,819	111
Pharmaceuticals (4.1%)
Mead Johnson Nutrition Co.	4,501	222
Real Estate Investment Trusts (REIT) (3.6%)
Brookfield Asset Management, Inc., Class A	8,211	196
Restaurants (6.9%)
McDonald’s Corp.	1,737	116
Starbucks Corp.	9,880	256
		372
Scientific Instruments: Gauges & Meters (2.8%)
Thermo Fisher Scientific, Inc. (a)	2,932	153
Textiles Apparel & Shoes (1.7%)
NIKE, Inc., Class B	1,297	94
Tobacco (4.3%)
British American Tobacco PLC ADR	1,755	103
Philip Morris International, Inc.	2,877	127
		230
Utilities: Gas Distributors (1.4%)
Questar Corp.	1,741	78
Total Common Stocks (Cost $5,405)		5,442

2010 Third Quarter Report

May 31, 2010 (unaudited)

Portfolio of Investments (cont’d)

Advantage Portfolio

	Face Amount (000)	Value (000)
Short-Term Investments (0.4%)
Repurchase Agreements (0.4%)

Bank of America Securities, 0.19%, dated 5/28/10, due 6/1/10, repurchase price $8; full collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, Fixed Rate Mortgage, 0.55% to 0.70%, due 6/10/11 to 9/2/11; Federal Home Loan Mortgage Corp., Fixed Rate Mortgage, 4.75% to 6.75% due 11/17/15 to 3/15/31; Federal Home Loan Mortgage Corp. Discount Note, Zero Coupon, due 5/4/37; Federal National Mortgage Association, Discount Note, Zero Coupon, due 6/1/10 to 9/20/10; U.S. Treasury, Inflation Indexed Bond, 2.00% due 1/15/26, U.S. Treasury, Fixed Rate Bond, 1.375% to 7.25% due 3/15/13 to 8/15/22, and Corporate Bonds as follows: Tennessee Valley Authority, Fixed Rate Bond, 5.25% due 9/15/39, Tennessee Valley Authority, Principal Strip, Zero Coupon due 4/15/42, valued at $9.

	$8	$8
J.P. Morgan Chase & Co., 0.19%, dated 5/28/10, due 6/1/10, repurchase price $13; full collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: U.S. Treasury, Fixed Rate Bonds, 2.75% to 4.625% due 2/15/19 to 2/15/40 and Corporate Bonds as follows: Tennessee Valley Authority, Fixed Rate Bond, 4.70% due 7/15/33, valued at $13.	13	13
State Street Bank and Trust Co., 0.01%, dated 5/28/10, due 6/1/10 repurchase price $1; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, Fixed Rate Mortgage, 4.375%, due 9/17/10; U.S. Treasury Bond, 2.50%, due 4/30/15, valued at $1.	1	1
Total Short-Term Investments (Cost $22)		22
Total Investments (101.0%) (Cost $5,427) (d)(e)		5,464
Liabilities in Excess of Other Assets (-1.0%)		(56)
Net Assets (100.0%)		$5,408

(a)	Non-income producing security
(b)	Security has been deemed illiquid at May 31, 2010.
(c)

At May 31, 2010, the Portfolio held approximately $32,000 of fair valued securities, representing 0.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Portfolio’s Directors.

(d)

The approximate market value and percentage of total investments, $414,000 and 7.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

(e)

At May 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $5,427,000 and, accordingly, net unrealized appreciation of for U.S. Federal income tax purposes was $37,000 of which $825,000 related to appreciated securities and $788,000 related to depreciated securities.

ADR	American Depositary Receipt

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Portfolio of Investments

Third Quarter Report

May 31, 2010 (unaudited)

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of May 31, 2010.

(See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Common Stocks
Alternative Energy	$164	$—	$32	$196
Asset Management & Custodian	107	—	—	107
Beverage: Brewers & Distillers	121	—	—	121
Beverage: Soft Drinks	291	—	—	291
Biotechnology	107	—	—	107
Cement	154	—	—	154
Commercial Finance & Mortgage Companies	—	80	—	80
Commercial Services	353	—	—	353
Communications Technology	193	—	—	193
Computer Services Software & Systems	167	—	—	167
Computer Technology	384	—	—	384
Consumer Lending	646	78	—	724
Diversified Materials & Processing	—	150	—	150
Diversified Retail	335	—	—	335
Foods	138	106	—	244
Health Care: Miscellaneous	158	—	—	158
Insurance: Multi-Line	126	—	—	126
Paints & Coatings	96	—	—	96
Personal Care	111	—	—	111
Pharmaceuticals	222	—	—	222
Real Estate Investment Trusts (REIT)	196	—	—	196
Restaurants	372	—	—	372
Scientific Instruments: Gauges & Meters	153	—	—	153
Textiles Apparel & Shoes	94	—	—	94
Tobacco	230	—	—	230
Utilities: Gas Distributors	78	—	—	78
Total Common Stocks	4,996	414	32	5,442
Short-Term Investments
Repurchase Agreements	—	22	—	22
Total Assets	4,996	436	32	5,464
Total	$4,996	$436	$32	$5,464

Fair Value Measurement Information:(cont’d)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common
Stocks
(000)
Balance as of 8/31/09	$—
Accured discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	32
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 5/31/10	$32
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 5/31/10.	—

Notes to Portfolio of Investments (unaudited)

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Portfolios’ investments. The inputs are summarized in the three broad levels listed below:

• Level 1 —  quoted prices in active markets for identical securities

• Level 2 —  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —  significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Funds, Inc.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
July 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
July 20, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2010